FINANCIAL ASSETS AT FAIR VALUE	12 Months Ended
Dec. 31, 2025
Financial Assets At Fair Value
FINANCIAL ASSETS AT FAIR VALUE

NOTE 5 – FINANCIAL ASSETS AT FAIR VALUE

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value	Level 1
USD in thousand
January 1, 2024	$-
Purchases	-
Disposals	-
Gain (loss)	-
December 31, 2024	$-
Purchases	55,240
Disposals	-
Gain (loss)	402
December 31, 2025	$55,642

General objectives, policies and processes

The Company’s investment strategy regarding its financial assets is the preservation of capital; the Company does not invest for trading or speculative purposes. The Company holds level 1 short-term investments (mutual funds and bonds) with yields ranging between 3.70% to 4.35%.

Other market price risk

The Company is exposed to price risks of shares, certificate of participation in mutual funds and bonds, which are classified as financial assets carried at fair value through profit or loss. The effect of a 1% increase in the value of the portfolio securities investment held at the reporting date would, if all other variables held constant, have resulted in an increase in the fair value through profit or loss and net assets of $560. A 1% decrease in their value would, on the same basis, have decreased the fair value through other profit or loss reserve and net assets by the same amount.